OMB APPROVAL
OMB Number: 3235-0582
Expires: May 31, 2021
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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-21593

Kayne Anderson MLP/Midstream Investment Company
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

Michael O’Neil

KA Fund Advisors, LLC

1800 Avenue of the Stars, Third Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 282-7905

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kayne Anderson MLP/Midstream Investment Company

By (Signature and Title)*		/s/ James C. Baker
James C. Baker, Chief Executive Officer
Date	August 7, 2019

*	Print the name and title of each signing officer under his or her signature.

Issuer	Symbol	CUSIP	Meeting Date		Matter	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt
WILLIAMS PARTNERS, L.P.	WPZ	96949L105	08/09/18	1	CONSENT TO:	I	YES	FOR	FOR
AND HEREBY APPROVE, THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY, INCLUDING THE MERGER OF MERGER SUB WITH AND INTO WILLIAMS PARTNERS, WITH WILLIAMS PARTNERS SURVIVING AS A WHOLLY-OWNED SUBSIDIARY OF WILLIAMS. ("FOR" = APPROVE, "AGAINST" = DO NOT APPROVE, "ABSTAIN" VOTES WILL NOT BE COUNTED)

ENERGY TRANSFER PARTNERS, L.P.	ETP	29278N103	10/17/18	1	TO CONSIDER AND VOTE:	I	YES	FOR	FOR
ON A PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF AUGUST 1, 2018 (AS MAY BE AMENDED FROM TIME TO TIME, THE "MERGER AGREEMENT"), BY AND AMONG ENERGY TRANSFER EQUITY, L.P. ("ETE"), LE GP, LLC, THE GENERAL PARTNER OF ETE, STREAMLINE MERGER SUB, LLC, A WHOLLY OWNED SUBSIDIARY OF ETE ("ETE MERGER SUB"), ENERGY TRANSFER PARTNERS, L.P. ("ETP") AND ENERGY TRANSFER PARTNERS, L.L.C., AS THE GENERAL PARTNER OF ENERGY TRANSFER PARTNERS GP, L.P., THE GENERAL PARTNER OF ETP, AND THE TRANSACTIONS CONTEMPLATED THEREBY.

				2	TO CONSIDER AND VOTE:	I	YES	FOR	FOR
ON A PROPOSAL TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY AT THE TIME OF THE SPECIAL MEETING.

ENBRIDGE ENERGY PARTNERS, L.P.	EEP	29250R106	12/17/18	1	TO APPROVE:	I	YES	FOR	FOR
THE AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 17, 2018 (AS IT MAY BE AMENDED FROM TIME TO TIME, THE "MERGER AGREEMENT"), ENTERED INTO BY AND AMONG ENBRIDGE ENERGY PARTNERS, L.P., ENBRIDGE ENERGY COMPANY, INC., ENBRIDGE ENERGY MANAGEMENT, L.L.C., ENBRIDGE INC., ENBRIDGE (U.S.) INC., WINTER ACQUISITION SUB II, LLC AND, SOLELY FOR PURPOSES OF ARTICLE I, ARTICLE II AND ARTICLE XI THEREIN, ENBRIDGE US HOLDINGS INC.

				2	TO APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE SPECIAL MEETING FROM TIME TO TIME, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.

SPECTRA ENERGY PARTNERS	SEP	84756N109	11/05/18	1	APPROVAL OF:	I	YES	FOR	FOR
MERGER OF AUTUMN ACQUISITION SUB, LLC, A DELAWARE LIMITED LIABILITY COMPANY & AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ENBRIDGE INC., WITH & INTO SPECTRA ENERGY PARTNERS, LP (SEP), WITH SEP CONTINUING AS SURVIVING ENTITY & AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ENBRIDGE, & APPROVAL OF AGREEMENT & PLAN OF MERGER, AS SUCH AGREEMENT MAY BE AMENDED FROM TIME TO TIME, ENTERED INTO BY & AMONG SEP, SPECTRA ENERGY PARTNERS (DE) GP, LP, ENBRIDGE, ENBRIDGE (U.S.) INC., MERGER SUB AND, SOLELY FOR PURPOSES OF ARTICLE I, ARTICLE II & ARTICLE XI THEREIN.

ENBRIDGE ENERGY MANAGEMENT, L.L.C.	EEQ	29250X103	12/05/18	1	TO APPROVE:	I	YES	FOR	FOR
THE AGREEMENT AND PLAN OF MERGER, DATED AS OF SEPTEMBER 17, 2018 (AS IT MAY BE AMENDED FROM TIME TO TIME, THE "EEQ MERGER AGREEMENT"), ENTERED INTO BY AND AMONG ENBRIDGE ENERGY MANAGEMENT, L.L.C. ("EEQ"), ENBRIDGE INC. ("ENBRIDGE"), WINTER ACQUISITION SUB I, INC. ("MERGER SUB") AND, SOLELY FOR PURPOSES OF ARTICLE I, SECTION 2.4 AND ARTICLE X THEREIN, ENBRIDGE ENERGY COMPANY, INC. (THE "GENERAL PARTNER") (THE "EEQ MERGER PROPOSAL").

				2	TO WAIVE:	I	YES	FOR	FOR
SECTION 9.01(A)(V) OF THE AMENDED AND RESTATED LIMITED LIABILITY COMPANY AGREEMENT OF EEQ, DATED AS OF OCTOBER 17, 2002, AS AMENDED (THE "EEQ LLC AGREEMENT"), IN CONNECTION WITH THE MERGER PROVIDED FOR IN THE EEQ MERGER AGREEMENT (THE "WAIVER PROPOSAL").

				3	TO ADOPT:	I	YES	FOR	FOR
AN AMENDMENT TO THE EEQ LLC AGREEMENT (A FORM OF WHICH IS ATTACHED AS EXHIBIT A TO THE EEQ MERGER AGREEMENT) TO INCREASE CERTAIN VOTING RIGHTS TO WHICH THE RECORD HOLDERS OF ALL OF THE OUTSTANDING LISTED SHARES OF EEQ ARE ENTITLED (THE "EEQ LLC AGREEMENT AMENDMENT PROPOSAL").

				4	TO APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE SPECIAL MEETING FROM TIME TO TIME, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE EEQ MERGER PROPOSAL, THE WAIVER PROPOSAL OR THE EEQ LLC AGREEMENT AMENDMENT PROPOSAL, AT THE TIME OF THE SPECIAL MEETING.

				5	TO APPROVE:	I	YES	FOR	FOR
THE AGREEMENT AND PLAN OF MERGER, ENTERED INTO BY AND AMONG ENBRIDGE ENERGY PARTNERS, L.P. ("EEP"), THE GENERAL PARTNER, EEQ, ENBRIDGE, ENBRIDGE (U.S.) INC., WINTER ACQUISITION SUB II, LLC AND, SOLELY FOR PURPOSES OF ARTICLE I, ARTICLE II AND ARTICLE XI THEREIN, ENBRIDGE US HOLDINGS INC., IN ORDER TO DETERMINE HOW THE EEP I-UNITS WILL BE VOTED AT THE SPECIAL MEETING IN WHICH THE EEP UNITHOLDERS WILL VOTE ON THE EEP MERGER AGREEMENT (THE "EEP SPECIAL MEETING") ON THE PROPOSAL TO APPROVE THE EEP MERGER AGREEMENT.

				6	TO APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE EEP SPECIAL MEETING FROM TIME TO TIME, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE EEP MERGER AGREEMENT AT THE TIME OF THE EEP SPECIAL MEETING, IN ORDER TO DETERMINE HOW THE EEP I-UNITS WILL BE VOTED AT THE EEP SPECIAL MEETING ON THE PROPOSAL TO APPROVE THE EEP MERGER AGREEMENT.

ENLINK MIDSTREAM PARTNERS, LP	ENLK	29336U107	01/23/19	1	TO APPROVE:	I	YES	FOR	FOR
THE AGREEMENT AND PLAN OF MERGER, DATED AS OF OCTOBER 21, 2018 ("MERGER AGREEMENT"), BY AND AMONG ENLINK MIDSTREAM, LLC ("ENLC"), ENLINK MIDSTREAM MANAGER, LLC, THE MANAGING MEMBER OF ENLC, NOLA MERGER SUB, LLC, A WHOLLY-OWNED SUBSIDIARY OF ENLC ("MERGER SUB"), ENLINK MIDSTREAM PARTNERS, LP ("ENLK"), AND ENLINK MIDSTREAM GP, LLC.

				2	TO CONSIDER:	I	YES	FOR	FOR
AND VOTE UPON A PROPOSAL TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE PROPOSAL 1.

WESTERN GAS PARTNERS, LP	WES	958254104	02/27/19	1	TO APPROVE:	I	YES	FOR	FOR
THE CONTRIBUTION AGREEMENT AND AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 7, 2018 (THE MERGER AGREEMENT), BY AND AMONG ANADARKO PETROLEUM CORPORATION (ANADARKO), ANADARKO E&P ONSHORE LLC, WESTERN GAS EQUITY PARTNERS, LP (WGP), WESTERN GAS EQUITY HOLDINGS, LLC, WESTERN GAS PARTNERS, LP (WES), WESTERN GAS HOLDINGS, LLC, CLARITY MERGER SUB, LLC AND OTHER AFFILIATES OF ANADARKO AND WES. DUE TO SYSTEMS LIMITATIONS, PLEASE SEE THE PROXY STATEMENT FOR THE FULL PROPOSAL.

				2	TO APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO APPROVE THE MERGER AGREEMENT AND THE TRANSACTIONS CONTEMPLATED THEREBY, INCLUDING THE MERGER, AT THE TIME OF THE SPECIAL MEETING.

ANTERO MIDSTREAM PARTNERS LP	AM	03673L103	03/08/19	1	TO APPROVE:	I	YES	FOR	FOR
(I) SIMPLIFICATION AGREEMENT, BY & AMONG ANTERO MIDSTREAM GP LP, ANTERO MIDSTREAM PARTNERS LP ("ANTERO MIDSTREAM") & CERTAIN OF THEIR AFFILIATES, AS MAY BE AMENDED FROM TIME TO TIME, (II) MERGER OF AN INDIRECT, WHOLLY OWNED SUBSIDIARY OF ANTERO MIDSTREAM CORP. ("NEW AM") WITH & INTO ANTERO MIDSTREAM, AS CONTEMPLATED BY THE SIMPLIFICATION AGREEMENT, WITH ANTERO MIDSTREAM SURVIVING SUCH MERGER AS AN INDIRECT, WHOLLY OWNED SUBSIDIARY OF NEW AM, AND (III) OTHER TRANSACTIONS CONTEMPLATED BY THE SIMPLIFICATION AGREEMENT.

ANTERO MIDSTREAM GP LP	AMLP	03675Y103	03/08/19	1	CONVERSION OF :	I	YES	FOR	FOR
ANTERO MIDSTREAM GP LP FROM A DELAWARE LIMITED PARTNERSHIP TO A DELAWARE CORPORATION, TO BE NAMED ANTERO MIDSTREAM CORPORATION ("NEW AM"), INCLUDING A CERTIFICATE OF CONVERSION AND A CERTIFICATE OF INCORPORATION, IN CONNECTION WITH TRANSACTIONS CONTEMPLATED BY SIMPLIFICATION AGREEMENT BY AND AMONG AMGP, AMGP GP LLC, ANTERO MIDSTREAM PARTNERS LP ("ANTERO MIDSTREAM"), ANTERO MIDSTREAM PARTNERS GP LLC, ARKROSE MIDSTREAM NEWCO INC., ARKROSE MIDSTREAM PREFERRED CO LLC AND ARKROSE MIDSTREAM MERGER SUB LLC ("MERGER SUB").

				2	TO APPROVE:	I	YES	FOR	FOR
THE SIMPLIFICATION AGREEMENT, THE MERGER OF MERGER SUB WITH AND INTO ANTERO MIDSTREAM AS CONTEMPLATED BY THE SIMPLIFICATION AGREEMENT, WITH ANTERO MIDSTREAM SURVIVING SUCH MERGER AS AN INDIRECT, WHOLLY OWNED SUBSIDIARY OF NEW AM, AND THE OTHER TRANSACTIONS CONTEMPLATED BY THE SIMPLIFICATION AGREEMENT.

				3	TO APPROVE:	I	YES	FOR	FOR
THE ADOPTION OF A NEW AM OMNIBUS EQUITY INCENTIVE PLAN.

				4	TO APPROVE:	I	YES	FOR	FOR
THE ISSUANCE OF NEW AM COMMON STOCK PURSUANT TO THE SIMPLIFICATION AGREEMENT.

MAGELLAN MIDSTGREAM PARTNERS, L.P.	MMP	559080106	04/25/19	1	DIRECTOR	I	YES	FOR	FOR
WALTER R. ARNHEIM
LORI A. GOBILLOT
EDWARD J. GUAY

				2	ADVISORY RESOLUTION:	I	YES	FOR	FOR
TO APPROVE EXECUTIVE COMPENSATION

				3	RATIFICATION:	I	YES	FOR	FOR
OF APPOINTMENT OF INDEPENDENT AUDITOR FOR 2019

ENBRIDGE INC.	ENB	29250N105	05/08/19	1a	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PAMELA L. CARTER

				1b	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MARCEL R. COUTU

				1c	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
SUSAN M. CUNNINGHAM

				1d	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
GREGORY L. EBEL

				1e	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
J. HERB ENGLAND

				1f	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
CHARLES W. FISCHER

				1g	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
V. MAUREEN KEMPSTON DARKES

				1h	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
TERESA S. MADDEN

				1i	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
AL MONACO

				1j	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MICHAEL E.J. PHELPS

				1k	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
DAN C. TUTCHER

				1l	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
CATHERINE L. WILLIAMS

				2	APPOINT THE AUDITORS:	I	YES	FOR	FOR
APPOINT PRICEWATERHOUSECOOPERS LLP AS AUDITORS AT REMUNERATION TO BE FIXED BY THE BOARD OF DIRECTORS.

				3	APPROVE:	I	YES	FOR	FOR
THE ENBRIDGE INC. 2019 LONG TERM INCENTIVE PLAN AND RATIFY THE GRANTS OF STOCK OPTIONS THEREUNDER.

				4	ADVISORY VOTE:	I	YES	FOR	FOR
TO APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS.

THE WILLIAMS COMPANIES, INC.	WMB	969457100	05/09/19	1a	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ALAN S. ARMSTRONG

				1b	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
STEPHEN W. BERGSTROM

				1c	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
NANCY K. BUESE

				1d	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
STEPHEN I. CHAZEN

				1e	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
CHARLES I. COGUT

				1f	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
KATHLEEN B. COOPER

				1g	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MICHAEL A. CREEL

				1h	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
VICKI L. FULLER

				1i	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PETER A. RAGAUSS

				1j	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
SCOTT D. SHEFFIELD

				1k	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MURRAY D. SMITH

				1l	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
WILLIAM H. SPENCE

				2	RATIFICATION OF:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS AUDITORS FOR 2019.

				3	APPROVAL OF:	I	YES	FOR	FOR
BY NONBINDING ADVISORY VOTE, OF THE COMPANY'S EXECUTIVE COMPENSATION.

TRANSCANADA CORPORATION	TRP	89353D107	05/03/19	1	DIRECTOR:	I	YES	FOR	FOR
STÉPHAN CRÉTIER
RUSSELL K. GIRLING
S. BARRY JACKSON
RANDY LIMBACHER
JOHN E. LOWE
UNA POWER
MARY PAT SALOMONE
INDIRA V. SAMARASEKERA
D. MICHAEL G. STEWART
SIIM A. VANASELJA
THIERRY VANDAL
STEVEN W. WILLIAMS

				2	RESOLUTION TO:	I	YES	FOR	FOR
APPOINT KPMG LLP, CHARTERED PROFESSIONAL ACCOUNTANTS AS AUDITORS AND AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION.

				3	RESOLUTION TO:	I	YES	FOR	FOR
ACCEPT TRANSCANADA'S APPROACH TO EXECUTIVE COMPENSATION, AS DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.

				4	SPECIAL RESOLUTION:	I	YES	FOR	FOR
AS DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR, TO APPROVE AN AMENDMENT TO THE ARTICLES OF TRANSCANADA, CHANGING THE CORPORATION'S NAME TO: TC ENERGY CORPORATION CORPORATION TC ÉNERGIE

				5	RESOLUTION TO:	I	YES	FOR	FOR
CONTINUE AND APPROVE MINOR AMENDMENTS TO THE AMENDED AND RESTATED SHAREHOLDER RIGHTS PLAN, AS DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.

				6	RESOLUTION TO:	S	YES	AGAINST	FOR
CONSIDER THE SHAREHOLDER PROPOSAL ABOUT INDIGENOUS RELATIONS DISCLOSURE, AS SET FORTH IN SCHEDULE A OF THE MANAGEMENT INFORMATION CIRCULAR.

PEMBINA PIPELINE CORPORATION	PBA	706327103	05/03/19	1	DIRECTOR:	I	YES	FOR	FOR
ANNE-MARIE N. AINSWORTH
MICHAEL H. DILGER
RANDALL J. FINDLAY
MAUREEN E. HOWE
GORDON J. KERR
DAVID M.B. LEGRESLEY
ROBERT B. MICHALESKI
LESLIE A. O'DONOGHUE
BRUCE D. RUBIN
JEFFREY T. SMITH
HENRY W. SYKES

				2	TO APPOINT:	I	YES	FOR	FOR
KPMG LLP, CHARTERED PROFESSIONAL ACCOUNTANTS, AS THE AUDITORS OF THE CORPORATION FOR THE ENSUING FINANCIAL YEAR AT A REMUNERATION TO BE FIXED BY THE BOARD OF DIRECTORS.

				3	TO VOTE:	I	YES	FOR	FOR
ON THE CONTINUATION OF THE CORPORATION'S SHAREHOLDER RIGHTS PLAN, AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

				4	TO VOTE:	I	YES	FOR	FOR
ON THE AMENDMENT TO THE CORPORATION'S ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED CLASS A PREFERRED SHARES, AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

				5	TO ACCEPT:	I	YES	FOR	FOR
THE APPROACH TO EXECUTIVE COMPENSATION AS DISCLOSED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.

GASLOG PARTNERS LP	GLOP	Y2687W108	05/10/19	1	TO ELECT:	I	YES	FOR	FOR
ROBERT B. ALLARDICE III AS CLASS I DIRECTOR TO SERVE FOR THREE-YEAR TERM UNTIL THE 2022 ANNUAL MEETING OR UNTIL HIS SUCCESSOR HAS BEEN ELECTED OR APPOINTED.

				2	TO RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF DELOITTE LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2019.

KINDER MORGAN, INC.	KMI	49456B101	05/08/19	1a	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
RICHARD D. KINDER

				1b	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
STEVEN J. KEAN

				1c	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
KIMBERLY A. DANG

				1d	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
TED A. GARDNER

				1e	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ANTHONY W. HALL, JR.

				1f	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
GARY L. HULTQUIST

				1g	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
RONALD L. KUEHN, JR.

				1h	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
DEBORAH A. MACDONALD

				1i	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MICHAEL C. MORGAN

				1j	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ARTHUR C. REICHSTETTER

				1k	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
FAYEZ SAROFIM

				1l	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
C. PARK SHAPER

				1m	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
WILLIAM A. SMITH

				1n	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JOEL V. STAFF

				1o	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ROBERT F. VAGT

				1p	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PERRY M. WAUGHTAL

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2019

				3	APPROVAL:	I	YES	FOR	FOR
ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT

PLAINS ALL AMERICAN PIPELINE, L.P.	PAA	726503105	05/15/19	1	DIRECTOR:	I	YES	FOR	FOR
VICTOR BURK
GARY R. PETERSEN

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2019.

				3	THE APPROVAL:	I	YES	FOR	FOR
ON A NON-BINDING ADVISORY BASIS, OF OUR NAMED EXECUTIVE OFFICER COMPENSATION.

SEMGROUP COPRORATION	SEMG	81663A105	05/15/19	1	DIRECTOR:	I	YES	FOR	FOR
RONALD A. BALLSCHMIEDE
SARAH M. BARPOULIS
CARLIN G. CONNER
KARL F. KURZ
JAMES H. LYTAL
WILLIAM J. MCADAM
THOMAS R. MCDANIEL

				2	TO APPROVE:	I	YES	FOR	FOR
ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

				3	RATIFICATION OF:	I	YES	FOR	FOR
GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2019.

				4	TO APPROVE:	I	YES	FOR	FOR
THE SEMGROUP CORPORATION EQUITY INCENTIVE PLAN, AS AMENDED AND RESTATED, TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE UNDER THE PLAN BY 3,600,000 SHARES AND MAKE CERTAIN OTHER CHANGES TO THE TERMS OF THE PLAN AS DESCRIBED IN PROPOSAL 4 OF THE PROXY STATEMENT.

ONEOK, INC.	OKE	682680103	05/22/19	1A	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
BRIAN L. DERKSEN

				1B	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JULIE H. EDWARDS

				1C	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JOHN W. GIBSON

				1D	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MARK W. HELDERMAN

				1E	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
RANDALL J. LARSON

				1F	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
STEVEN J. MALCOLM

				1G	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JIM W. MOGG

				1H	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PATTYE L. MOORE

				1I	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
GARY D. PARKER

				1J	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
EDUARDO A. RODRIGUEZ

				1K	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
TERRY K. SPENCER

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ONEOK, INC. FOR THE YEAR ENDING DECEMBER 31, 2019.

				3	AS ADVISORY VOTE TO:	I	YES	FOR	FOR
APPROVE ONEOK, INC.'S EXECUTIVE COMPENSATION.

TARGA RESOURCES CORP.	TRGP	87612G101	05/30/19	1.1	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
WATERS S. DAVIS, IV

				1.2	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
RENE R. JOYCE

				1.3	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
CHRIS TONG

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2019.

				3	APPROVAL:	I	YES	FOR	FOR
ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT PURSUANT TO THE COMPENSATION DISCLOSURE RULES OF THE SEC.

BUCKEYE PARTNERS, L.P.	BPL	118230101	06/03/19	1	DIRECTOR:	I	YES	FOR	FOR
OLIVER G. RICHARD, III
CLARK C. SMITH
FRANK S. SOWINSKI

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2019.

				3	APPROVAL:	I	YES	FOR	FOR
IN AN ADVISORY VOTE, OF THE COMPENSATION OF BUCKEYE'S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN OUR PROXY STATEMENT PURSUANT TO ITEM 402 OF REGULATION S-K.